17. Taxes	12 Months Ended
Dec. 31, 2020
Taxes
Taxes
17.	Taxes
17.1.	Income taxes and other taxes
Income taxes
	Current assets		Current liabilities		Non-current liabilities
	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Taxes in Brazil
Income taxes	391	2,485	111	71	-	-
Income taxes - Tax settlement programs	-	-	45	57	357	504
	391	2,485	156	128	357	504
Taxes abroad	27	8	42	148	-	-
Total	418	2,493	198	276	357	504
(*) See note 20.2 for detailed information.
Other taxes
	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Taxes in Brazil
Current / Non-current ICMS (VAT)	507	555	293	364	642	759	-	-
Current / Non-current PIS and COFINS	340	417	2,055	2,591	544	252	37	44
Claim to recover PIS and COFINS	-	-	681	820	-	-	-	-
PIS and COFINS - exclusion of ICMS (VAT tax) from the basis of calculation	1,230	-	-	-	-	-	-	-
CIDE	4	31	-	-	41	45	-	-
Production taxes	-	-	-	-	1,173	1,929	94	266
Withholding income taxes	-	-	-	-	106	232	-	-
Others	87	31	119	153	117	189	275	225
Total in Brazil	2,168	1,034	3,148	3,928	2,623	3,406	406	535
Taxes abroad	9	17	10	11	13	18	-	-
Total	2,177	1,051	3,158	3,939	2,636	3,424	406	535
(*) Other non-current taxes are classified as other non-current liabilities.

Income taxes within current assets refer mainly to tax credits resulting from the computation process of IRPJ and CSLL, in addition to the negative balance relating to 2018 and 2019.

Current and non-current ICMS (VAT) credits arise from requests for extemporaneous and overpaid tax, offset in accordance with the legislation of each state, on average within three years. They also arise on the acquisition of assets for property, plant and equipment, which are offset in a straight line over 4 years.

Current and non-current PIS/COFINS credits mainly refer to the acquisition of goods and services for assets under construction, since their use is permitted only after these assets enter into production, as well as to extemporaneous tax credits.

Production taxes are financial compensation due to the Brazilian Federal Government by companies that explore and produce oil and natural gas in Brazilian territory. They are composed of royalties, special participations, signature bonuses and payment for retention or occupation of area.

17.2.	Exclusion of ICMS (VAT tax) from the basis of calculation of PIS and COFINS

In 2020, the Company obtained a favorable and definitive court decision regarding the exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS, recognizing US$ 3,226 (R$ 16,764 million) as other recoverable taxes. These sales taxes credits refer to the ICMS included in the basis of calculation of PIS and COFINS, from October 2001 to August 2020, inappropriately paid during this period.

The Company recognized this credit as the realization of income was virtually certain and the inflow of economic benefits was highly probable, since: (i) the final decision in 2020 (with no possibility of appeal) constitutes a right that is no longer contingent at the date of that decision; and (ii) the measurement methodology adopted is accepted by the Federal Revenue of Brazil, resulting in an amount to be recovered by the Company.

Thus, a US$ 2,050 gain for the recovery of taxes was accounted for within other income and expenses, a US$ 1,516 gain for the inflation indexation within net finance income (expense). In addition, the Company accounted for an US$ 78 expense within other taxes and an US$ 1,097 expense within income taxes.

In 2020, the Company compensated US$ 1,857 (R$ 10,372 million) on the payment of federal taxes. As of December 31, 2020, the unused credit, updated by the SELIC interest rate, amounts to US$ 1,230 (R$ 6,392 million).

Recovery of PIS and COFINS

The Company filed civil lawsuits against the Brazilian Federal Government claiming to recover PIS and COFINS paid over finance income and foreign exchange variation gains, from February 1999 to January 2004.

The court granted to the Company, in all the lawsuits, the definitive right to recover those taxes, but it requires previous examination and approval by the court of the settlement reports (court-ordered liquidation stage). In 2017, there were a settlement reports issued in favor of the Company relating to the most significant amount to be recovered. However, final approvals by the court are still pending.

As of December 31, 2020, the Company had non-current receivables of US$ 681 (US$ 820 as of December 31, 2019) related to PIS and COFINS, which are indexed to inflation.

17.3.	Tax amnesty programs – State Tax

In 2020, Petrobras adhered to state amnesty programs that resulted in the payment of US$ 359, of which US$ 347 was recognized as other taxes, US$ 29 as finance expenses, and the balance as cumulative translation adjustments.

A summary of the agreements is presented below:

State	State Law/Decree n°	Benefits received	Claimed Amount (*)	Reduction Benefit	Amount paid after benefit
RJ	9,041/2020	Reduction of 90% of interest and 90% of the fines related to tax credits	551	(230)	321
ES	4,709-R/2020	50% of tax remission, 90% of fines and interest	139	(104)	35
AL	71,800/2020 72,199/2020	Reduction of 95% of fines and interest 50% of tax remission and, 90% of fines and interest	6	(5)	1
SE	40,691/2020	Reduction of 90% of fines and interest	3	(2)	1
RN	10,784/2020	Reduction of 95% of fines and interest	2	(1)	1
			701	(342)	359
(*) US$ 565 refers to previous disputes for which the likelihood of losses were deemed possible and US$ 125 refers to self-denunciation. (RJ).

State of Rio de Janeiro

On October 1, 2020, the Company’s Board of Directors approved an agreement with the tax authority of the state of Rio de Janeiro aiming at reducing fines and interest on taxes claimed by the state. The agreement, based on ICMS Agreement 51/2020 and Law RJ 9,041 / 2020, allows a 90% reduction of the amounts due as fine and interest, resulting in a disbursement by Petrobras to the state of Rio de Janeiro of US$ 321.

This agreement allowed the settlement of contingencies related to the collection of ICMS and fines in the domestic consumption operations of diesel oil used by the maritime units chartered by the Company, considering the approval, in the same legal provision, with a reduction in the tax burden in internal supplies of marine diesel oil, instead of the previous rate of 12%, reaching a definitive solution to the cause of these contingencies. The disbursement was made in installments, having been fully settled, in accordance with the 2020 Terms of Adjustment of Tax Conduct entered into with the State of Rio de Janeiro.

State of Espírito Santo

On October 1, 2020, the Board of Directors approved the adhesion to a remission and amnesty program with the State of Espírito Santo, entered into under the terms of the ICMS Agreement 146/2019 and Decree 4,709-R / 2020, payment of US$ 35 in October 2020, to settle tax claims arising from differences in the appropriation of ICMS credits on property, plant and equipment and from differences in ICMS in oil and oil products operations. In addition, the presumed ICMS credit system was implemented, based on the ICMS the agreement, providing a definitive solution to this dispute.

17.4.	Reconciliation between statutory income tax rate and effective income tax rate

The following table provides the reconciliation of Brazilian statutory tax rate to the Company’s effective rate on income before income taxes:

	2020	2019	2018
Net income before income taxes	(226)	12,003	10,827
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	77	(4,081)	(3,681)
· Tax benefits from the deduction of interest on capital distribution	(16)	728	553
· Different jurisdictional tax rates for companies abroad	1,874	1,056	355
. Brazilian income taxes on income of companies incorporated outside Brazil (*)	(743)	(175)	(41)
· Tax incentives	(9)	443	74
· Tax loss carryforwards (unrecognized tax losses)	(428)	(682)	(484)
· Agreement with US authorities	-	-	(293)
· Non-taxable income (non-deductible expenses), net (**)	(280)	(1,556)	(780)
· Expenses with post-employment medical benefits (***)	559	(417)	(367)
· Results of equity-accounted investments in Brazil and abroad	49	53	184
· Others	91	431	224
Income taxes expense	1,174	(4,200)	(4,256)
Deferred income taxes	1,743	(2,798)	(370)
Current income taxes	(569)	(1,402)	(3,886)
Total	1,174	(4,200)	(4,256)

Effective tax rate of income taxes	519.5%	35.0%	39.3%
(*) It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
(**) It includes provisions for legal proceedings.
(***) This plan was revised in 2020, as set out in note 19.5.
17.5.	Deferred income taxes - non-current

The changes in the deferred income taxes are presented as follows:

	2020	2019
Balance at January 1	(372)	2,026
Recognized in the statement of income for the period	1,743	(2,798)
Recognized in the statement of income of discontinued operation	-	(612)
Recognized in shareholders’ equity	5,564	1,617
Cumulative translation adjustment	(623)	58
Use of tax credits	(60)	(329)
Transfers to held for sale	4	(276)
Others	-	(58)
Balance at December	6,256	(372)
Deferred tax assets	6,451	1,388
Deferred tax liabilities	(195)	(1,760)
Balance at December	6,256	(372)

The composition of deferred tax assets and liabilities as of December 31 is set out in the following table:

Nature	Realization basis	2020	2019
Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	(3,205)	(5,508)
Impairment	Amortization, impairment reversals and write-offs of assets	6,626	6,280
Others	Depreciation, amortization and write-offs of assets	(8,690)	(9,868)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	3,913	1,349
Finance leases	Depreciation	1,190	189
Provision for legal proceedings	Payments and use of provisions	664	782
Tax loss carryforwards	30% of taxable income compensation	2,501	2,511
Inventories	Sales, write-downs and losses	158	630
Employee Benefits	Payments and use of provisions	2,882	3,706
Others		217	(443)
Balance at December 31		6,256	(372)
Deferred tax assets		6,451	1,388
Deferred tax liabilities		(195)	(1,760)
Balance at December 31		6,256	(372)
17.6.	Timing of reversal of deferred income taxes

Deferred tax assets were recognized based on projections of taxable profit in future periods supported by the Company’s 2021-2025 Strategic Plan, aiming at the maximization of returns on capital employed, reduction of cost of capital and search for low costs and efficiencies.

Management considers that the deferred tax assets will be realized to the extent the deferred tax liabilities are reversed and expected taxable events occur based on its 2021-2025 Strategic Plan.

The estimated schedule of recovery/reversal of net deferred tax assets (liabilities) as of December 31, 2020 is set out in the following table:

	Assets	Liabilities
2021	2,257	49
2022	975	21
2023	764	20
2024	15	19
2025	14	44
2026 and thereafter	2,426	42
Recognized deferred tax assets	6,451	195

In addition, at December 31, 2020, the Company has tax loss carryforwards arising from offshore subsidiaries, for which no deferred taxes were recognized.

	Assets	Liabilities
Brazil	35	2
Abroad	1,369	-
Unrecognized deferred tax assets	1,404	2
Total	7,855	197

These tax losses arose mainly from oil and gas exploration and production and refining activities in the United States of US$ 1,295 (US$ 1,346 as of December 31, 2019).

An aging of the unrecognized deferred tax assets from companies abroad is set out below:

	2026 - 2028	2029 - 2031	2032 - 2034	2035 -2037	Undefined expiration	Total
Unrecognized deferred tax assets	205	708	320	62	74	1,369
17.7.	Accounting policy for income taxes

Income tax expense for the period includes current and deferred taxes, recognized in the statement of income of the period, except when the tax arises from a transaction or event which is recognized directly in equity. Income tax expense comprises current and deferred taxes based on the rates of 25% for income tax (IRPJ) and 9% for social contribution on net income (CSLL), and the offsetting of the carryforward of credit losses and negative basis of CSLL, limited to 30% of taxable income for the year. Since 2015, income tax expenses on profits arising from subsidiaries abroad are recognized as established by Law No. 12,973 / 2014.

17.7.1.	Current income taxes

Current income taxes are computed based on taxable profit for the year, determined in accordance with the rules established by the taxation authorities, using tax rates that have been enacted or substantively enacted at the end of the reporting period.

Current income taxes are offset when they relate to income taxes levied on the same taxable entity and by the same tax authority, when there is a legal right and the entity has the intention to set off current tax assets and current tax liabilities, simultaneously.

17.7.2.	Deferred income taxes

Deferred income taxes are recognized on temporary differences between the tax base of an asset or liability and its carrying amount. They are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are generally recognized for all deductible temporary differences and carryforward of unused tax losses or credits to the extent that it is probable that taxable profit will be available against which those deductible temporary differences can be utilized. When there are insufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, a deferred tax is recognized to the extent that it is probable that the entity will have sufficient taxable profit in future periods, based on projections approved by management and supported by the Company’s Strategic Plan.

Deferred tax assets and deferred tax liabilities are offset when they relate to income taxes levied on the same taxable entity, when a legally enforceable right to set off current tax assets and current tax liabilities exists and when the deferred tax assets and deferred tax liabilities relate to taxes levied by the same tax authority on the same taxable entity.